Eaton Vance
Risk-Managed Diversified Equity Income Fund
March 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 97.5%
Security	Shares	Value
Aerospace & Defense — 2.1%
HEICO Corp.(1)	19,550	$ 5,360,610
L3Harris Technologies, Inc.(1)	20,638	7,123,206
		$ 12,483,816
Banks — 3.0%
JPMorgan Chase & Co.(1)	62,187	$ 18,292,928
		$ 18,292,928
Beverages — 2.8%
Coca-Cola Co.(1)	218,858	$ 16,644,151
		$ 16,644,151
Biotechnology — 2.7%
AbbVie, Inc.(1)	60,392	$ 13,134,656
Argenx SE ADR(2)	4,305	3,143,726
		$ 16,278,382
Broadline Retail — 4.6%
Amazon.com, Inc.(1)(2)	132,677	$ 27,632,639
		$ 27,632,639
Building Products — 1.1%
Carrier Global Corp.(1)	114,008	$ 6,419,790
		$ 6,419,790
Capital Markets — 3.1%
Evercore, Inc., Class A(1)	11,481	$ 3,427,193
Intercontinental Exchange, Inc.(1)	25,867	4,068,362
LPL Financial Holdings, Inc.(1)	10,620	3,194,814
Tradeweb Markets, Inc., Class A(1)	68,157	8,019,353
		$ 18,709,722
Chemicals — 1.7%
Linde PLC(1)	20,263	$ 10,045,585
		$ 10,045,585
Commercial Services & Supplies — 1.2%
Waste Connections, Inc.(1)	44,939	$ 7,299,891
		$ 7,299,891
Security	Shares	Value
Communications Equipment — 1.1%
Motorola Solutions, Inc.(1)	15,809	$ 6,860,632
		$ 6,860,632
Consumer Staples Distribution & Retail — 1.8%
Walmart, Inc.(1)	89,660	$ 11,142,945
		$ 11,142,945
Electrical Equipment — 4.6%
AMETEK, Inc.(1)	37,756	$ 8,093,376
Eaton Corp. PLC(1)	30,834	11,028,397
Siemens Energy AG	50,767	8,754,741
		$ 27,876,514
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A(1)	65,971	$ 8,335,436
		$ 8,335,436
Entertainment — 4.0%
Liberty Media Corp.-Liberty Formula One, Class C(1)(2)	74,888	$ 6,366,978
Live Nation Entertainment, Inc.(1)(2)	50,628	7,721,276
Netflix, Inc.(1)(2)	106,808	10,269,589
		$ 24,357,843
Financial Services — 3.6%
Rocket Cos., Inc., Class A(1)(2)	423,816	$ 6,039,378
Visa, Inc., Class A(1)	50,986	15,410,009
		$ 21,449,387
Health Care Equipment & Supplies — 1.0%
Edwards Lifesciences Corp.(1)(2)	79,432	$ 6,360,914
		$ 6,360,914
Health Care Providers & Services — 2.0%
McKesson Corp.(1)	7,591	$ 6,568,948
Quest Diagnostics, Inc.(1)	29,047	5,692,631
		$ 12,261,579
Hotels, Restaurants & Leisure — 2.5%
Domino's Pizza, Inc.(1)	21,203	$ 7,607,424
Marriott International, Inc., Class A(1)	22,925	7,498,080
		$ 15,105,504
Insurance — 0.8%
Arthur J. Gallagher & Co.(1)	23,676	$ 5,127,748
		$ 5,127,748

Eaton Vance
Risk-Managed Diversified Equity Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 9.3%
Alphabet, Inc., Class C(1)	132,388	$ 37,976,822
Meta Platforms, Inc., Class A(1)	31,254	17,881,351
		$ 55,858,173
Machinery — 1.2%
Parker-Hannifin Corp.(1)	8,082	$ 7,235,330
		$ 7,235,330
Oil, Gas & Consumable Fuels — 4.1%
ConocoPhillips(1)	126,647	$ 16,717,404
EQT Corp.(1)	127,515	8,115,055
		$ 24,832,459
Pharmaceuticals — 4.3%
Eli Lilly & Co.(1)	15,925	$ 14,647,337
Johnson & Johnson(1)	46,206	11,294,595
		$ 25,941,932
Real Estate Management & Development — 0.8%
FirstService Corp.(1)	34,258	$ 4,759,806
		$ 4,759,806
Semiconductors & Semiconductor Equipment — 15.9%
Analog Devices, Inc.(1)	27,992	$ 8,905,375
Broadcom, Inc.(1)	72,151	22,331,456
Lam Research Corp.(1)	49,128	10,496,689
NVIDIA Corp.(1)	310,471	54,146,142
		$ 95,879,662
Software — 7.5%
Microsoft Corp.(1)	91,202	$ 33,760,244
Palo Alto Networks, Inc.(1)(2)	43,347	6,949,391
Synopsys, Inc.(1)(2)	11,406	4,522,251
		$ 45,231,886
Specialty Retail — 2.7%
Burlington Stores, Inc.(1)(2)	22,419	$ 7,294,694
TJX Cos., Inc.(1)	56,711	9,056,747
		$ 16,351,441
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc.(1)	148,955	$ 37,803,289
		$ 37,803,289
Trading Companies & Distributors — 0.3%
Fastenal Co.(1)	38,434	$ 1,783,338
		$ 1,783,338
Total Common Stocks (identified cost $332,749,987)		$588,362,722

Short-Term Investments — 2.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(3)	13,926,098	$ 13,926,098
Total Short-Term Investments (identified cost $13,926,098)		$ 13,926,098
Total Purchased Put Options — 0.5% (identified cost $4,985,119)		$ 3,010,241
Total Investments — 100.3% (identified cost $351,661,204)		$605,299,061
Total Written Call Options — (0.3)% (premiums received $5,429,267)		$ (1,531,225)
Other Assets, Less Liabilities — 0.0%†		$ (546,288)
Net Assets — 100.0%		$603,221,548
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.

Eaton Vance
Risk-Managed Diversified Equity Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Purchased Put Options (Exchange-Traded) — 0.5%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	73	$47,658,196	$6,525	4/1/26	$ 204,400
S&P 500 Index	74	48,311,048	6,350	4/2/26	39,220
S&P 500 Index	74	48,311,048	6,275	4/6/26	75,406
S&P 500 Index	74	48,311,048	6,400	4/8/26	292,744
S&P 500 Index	74	48,311,048	6,250	4/10/26	181,522
S&P 500 Index	73	47,658,196	6,350	4/13/26	348,064
S&P 500 Index	73	47,658,196	6,325	4/15/26	362,956
S&P 500 Index	74	48,311,048	6,150	4/17/26	228,438
S&P 500 Index	72	47,005,344	6,300	4/20/26	430,416
S&P 500 Index	73	47,658,196	6,250	4/22/26	412,450
S&P 500 Index	74	48,311,048	6,000	4/24/26	209,420
S&P 500 Index	73	47,658,196	5,975	4/27/26	225,205
Total					$3,010,241
Written Call Options (Exchange-Traded) — (0.3)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	73	$47,658,196	$7,010	4/1/26	$ (365)
S&P 500 Index	74	48,311,048	6,925	4/2/26	(740)
S&P 500 Index	74	48,311,048	6,875	4/6/26	(740)
S&P 500 Index	74	48,311,048	6,950	4/8/26	(370)
S&P 500 Index	74	48,311,048	6,875	4/10/26	(10,286)
S&P 500 Index	73	47,658,196	6,900	4/13/26	(11,680)
S&P 500 Index	73	47,658,196	6,850	4/15/26	(38,763)
S&P 500 Index	74	48,311,048	6,765	4/17/26	(161,764)
S&P 500 Index	72	47,005,344	6,825	4/20/26	(100,008)
S&P 500 Index	73	47,658,196	6,800	4/22/26	(169,871)
S&P 500 Index	74	48,311,048	6,675	4/24/26	(548,414)
S&P 500 Index	73	47,658,196	6,630	4/27/26	(488,224)
Total					$(1,531,225)
Abbreviations:
ADR	– American Depositary Receipt
At March 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Eaton Vance
Risk-Managed Diversified Equity Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund pursues a "collared" options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the exercise price. Under normal market conditions, the Fund's use of option collars is expected to provide a more consistent level of market exposure and market protection.
Affiliated Investments
At March 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $13,926,098, which represents 2.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,435,004	$32,565,924	$(20,074,830)	$ —	$ —	$13,926,098	$30,933	13,926,098
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 80,216,016	$ —	$ —	$ 80,216,016
Consumer Discretionary	59,089,584	—	—	59,089,584
Consumer Staples	27,787,096	—	—	27,787,096
Energy	24,832,459	—	—	24,832,459
Financials	63,579,785	—	—	63,579,785
Health Care	60,842,807	—	—	60,842,807
Industrials	54,343,938	8,754,741	—	63,098,679
Information Technology	194,110,905	—	—	194,110,905
Materials	10,045,585	—	—	10,045,585
Real Estate	4,759,806	—	—	4,759,806
Total Common Stocks	$579,607,981	$8,754,741*	$ —	$588,362,722

Eaton Vance
Risk-Managed Diversified Equity Income Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 13,926,098	$ —	$ —	$ 13,926,098
Purchased Put Options	3,010,241	—	—	3,010,241
Total Investments	$596,544,320	$8,754,741	$ —	$605,299,061
Liability Description
Written Call Options	$ (1,531,225)	$ —	$ —	$ (1,531,225)
Total	$ (1,531,225)	$ —	$ —	$ (1,531,225)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.